UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600 Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis 3280 Peachtree Rd, Suite 2600 Atlanta, GA 30305

(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end: October 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

BLACKROCK CORE BOND TRUST
Security:	09249E101	Agenda Number:	933476827
Ticker:	BHK	Meeting Type:	Annual
ISIN:	US09249E1010	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 R. GLENN HUBBARD	Mgmt	For	For

	4 W. CARL KESTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

BLACKROCK INCOME OPPORTUNITY TRUST
Security:	092475102	Agenda Number:	933476827
Ticker:	BNA	Meeting Type:	Annual
ISIN:	US0924751029	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 R. GLENN HUBBARD	Mgmt	For	For

	4 W. CARL KESTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

BLACKROCK INCOME TRUST INC.
Security:	09247F100	Agenda Number:	933476827
Ticker:	BKT	Meeting Type:	Annual
ISIN:	US09247F1003	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 R. GLENN HUBBARD	Mgmt	For	For

	4 W. CARL KESTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	17/19/2012

YQ TOTAL RETURN BOND FUND

BLACKROCK MUNIASSETS FD INC.
Security:	09254J102	Agenda Number:	933476827
Ticker:	MUA	Meeting Type:	Annual
ISIN:	US09254J1025	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 R. GLENN HUBBARD	Mgmt	For	For

	4 W. CARL KESTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

BLACKROCK PREFERRED OPPORTUNITY TRUST
Security:	09249V103	Agenda Number:	933476827
Ticker:	BPP	Meeting Type:	Annual
ISIN:	US09249V1035	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 R. GLENN HUBBARD	Mgmt	For	For

	4 W. CARL KESTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

BR PREFERRED & CORPORATE INCOME STRT FD
Security:	09255J101	Agenda Number:	933476839
Ticker:	PSW	Meeting Type:	Annual
ISIN:	US09255J1016	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 RICHARD E. CAVANAGH	Mgmt	For	For

	4 FRANK J. FABOZZI	Mgmt	For	For

	5 KATHLEEN F. FELDSTEIN	Mgmt	For	For

	6 JAMES T. FLYNN	Mgmt	For	For

	7 HENRY GABBAY	Mgmt	For	For

	8 JERROLD B. HARRIS	Mgmt	For	For

	9 R. GLENN HUBBARD	Mgmt	For	For

	10 W. CARL KESTER	Mgmt	For	For

	11 KAREN P. ROBARDS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

BR PREFERRED INCOME STRATEGIES FUND
Security:	09255H105	Agenda Number:	933476839
Ticker:	PSY	Meeting Type:	Annual
ISIN:	US09255H1059	Meeting Date:	7/28/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PAUL L. AUDET	Mgmt	For	For

	2 MICHAEL J. CASTELLANO	Mgmt	For	For

	3 RICHARD E. CAVANAGH	Mgmt	For	For

	4 FRANK J. FABOZZI	Mgmt	For	For

	5 KATHLEEN F. FELDSTEIN	Mgmt	For	For

	6 JAMES T. FLYNN	Mgmt	For	For

	7 HENRY GABBAY	Mgmt	For	For

	8 JERROLD B. HARRIS	Mgmt	For	For

	9 R. GLENN HUBBARD	Mgmt	For	For

	10 W. CARL KESTER	Mgmt	For	For

	11 KAREN P. ROBARDS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

INVESCO
Security:	46132L107	Agenda Number:	933469315
Ticker:	VBF	Meeting Type:	Annual
ISIN:	US46132L1070	Meeting Date:	7/19/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 DAVID C. ARCH	Mgmt	For	For

	2 HOWARD J KERR	Mgmt	For	For

	3 JERRY CHOATE	Mgmt	For	For

	4 SUZANNE WOOLSEY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

MFS CHARTER INCOME TRUST
Security:	552727109	Agenda Number:	933500109
Ticker:	MCR	Meeting Type:	Annual
ISIN:	US5527271093	Meeting Date:	10/5/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1AI	DIRECTOR

	1 WILLIAM R. GUTOW	Mgmt	For	For

	2 MICHAEL HEGARTY	Mgmt	For	For

	3 JOHN P. KAVANAUGH	Mgmt	For	For

	4 ROBERT W. UEK	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

NUVEEN PREFERED & CONVERTIBLE INCOME 2
Security:	67073D102	Agenda Number:	933509210
Ticker:	JQC	Meeting Type:	Special
ISIN:	US67073D1028	Meeting Date:	11/18/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	TO AMEND THE FUND’S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING CONCENTRATION.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7/19/2012

YQ TOTAL RETURN BOND FUND

NUVEEN PREFERED & CONVERTIBLE INCOME 2
Security:	67073D102	Agenda Number:	933559001
Ticker:	JQC	Meeting Type:	Annual
ISIN:	US67073D1028	Meeting Date:	3/30/2012

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1B.	DIRECTOR

	1 ROBERT P. BREMNER	Mgmt	For	For

	2 JACK B. EVANS	Mgmt	For	For

	3 WILLIAM J. SCHNEIDER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7-19-2012

YQ TOTAL RETURN BOND FUND

PYXIS FUNDS
Security:	74734W107	Agenda Number:	933642589
Ticker:	HCF	Meeting Type:	Annual
ISIN:	US74734W1071	Meeting Date:	6/8/2012

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1.	DIRECTOR

	1 ETHAN POWELL	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2011 - 30-Jun-2012	Report Date:	7-19-2012

YQ TOTAL RETURN BOND FUND

TCW STRATEGIC INCOME FUND, INC.
Security:	872340104	Agenda Number:	933496172
Ticker:	TSI	Meeting Type:	Annual
ISIN:	US8723401043	Meeting Date:	9/15/2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 CHARLES W. BALDISWIELER	Mgmt	For	For

	2 SAMUEL P. BELL	Mgmt	For	For

	3 DAVID S. DEVITO	Mgmt	For	For

	4 JOHN A. GAVIN	Mgmt	For	For

	5 PATRICK C. HADEN	Mgmt	For	For

.	6 JANET E. KERR	Mgmt	For	For

	7 PETER MCMILLAN	Mgmt	For	For

	8 CHARLES A. PARKER	Mgmt	For	For

02	AMENDMENT OF THE COMPANY’S INVESTMENT RESTRICTION REGARDING FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS TO PERMIT THE COMPANY TO PURCHASE AND SELL INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS.	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date July 24, 2012

*	Print the name and title of each signing officer under his or her signature.